Business Acquisitions - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed (Detail) - CAD ($)	Oct. 08, 2020	Jan. 24, 2020	Dec. 31, 2019	Jul. 10, 2019	Apr. 22, 2019
Agnity Global Inc [Member]
Consideration transferred:
Change in fair-value of interest in Royalty Agreement					$ 167,488
Assumption of Agnity's liabilities					43,050
Total consideration transferred					210,538
Cash consideration					552,250
Fair value of assets and liabilities recognized:
Cash and cash equivalents					33,524
Trade and other receivables					1,387,723
Prepaid expenses and deposits					46,483
Property and equipment					1,281
Intangible Asset – Technology					8,412,390
Intangible Asset – Customer Relationship					1,468,830
Accounts payable and accrued liabilities					(3,232,910)
Deferred revenue					(457,259)
Loans and borrowings					(5,556,587)
Warrant liability (ii)					(737,419)
Due to related party					(930,608)
Deferred income tax liability					(444,768)
Net identifiable assets acquired (liabilities assumed)					(9,320)
Allocation to non-controlling interest					$ 219,858
mCloud Technologies Services Inc [Member]
Consideration transferred:
Total consideration transferred				$ 35,970,689
Cash consideration				4,650,689
Fair Value of Demand Promissory Notes of Acquirer				18,000,000
Fair value of common shares transferred(2)			$ 8,880,000	13,320,000
Fair value of assets and liabilities recognized:
Cash and cash equivalents				2,227,739
Trade and other receivables				5,120,830
Prepaid expenses and deposits				611,104
Property and equipment				548,317
Intangible Asset – Technology				1,800,000
Intangible Asset – Customer Relationship				12,700,000
Accounts payable and accrued liabilities				(2,030,470)
Deferred revenue				(133,556)
Deferred income tax liability				(3,632,250)
Net identifiable assets acquired (liabilities assumed)				17,211,714
Right-of-use assets				4,303,215
Goodwill				18,758,975
Lease liabilities				$ (4,303,215)
Construction Systems Associates Inc USA [Member]
Consideration transferred:
Total consideration transferred		$ 3,886,351
Cash consideration		703,212
Fair value of common shares transferred(2)		2,304,073
Fair value of contingent consideration payable		879,066
Fair value of assets and liabilities recognized:
Cash and cash equivalents		181,408
Trade and other receivables		262,846
Prepaid expenses and deposits		13,863
Property and equipment		2,098
Intangible Asset – Technology		551,880
Intangible Asset – Customer Relationship		801,540
Accounts payable and accrued liabilities		(168,542)
Loans and borrowings		(371,610)
Deferred income tax liability		0
Net identifiable assets acquired (liabilities assumed)		1,273,483
Right-of-use assets		242,894
Goodwill		2,612,868
Lease liabilities		$ (242,894)
Kanepi [Member]
Consideration transferred:
Total consideration transferred	$ 11,108,697
Cash consideration	4,657,512
Fair value of common shares transferred(2)	5,882,547
Fair value of contingent consideration payable	568,638
Fair value of assets and liabilities recognized:
Cash and cash equivalents	556,880
Trade and other receivables	598,059
Property and equipment	1,224
Intangible Asset – Technology	3,294,309
Intangible Asset – Customer Relationship	2,632,794
Accounts payable and accrued liabilities	(643,385)
Deferred income tax liability	(1,136,806)
Net identifiable assets acquired (liabilities assumed)	5,316,224
Right-of-use assets	266,396
Goodwill	5,792,473
Lease liabilities	(266,396)
Other Current Assets recognized As Of Acquisition Date	$ 13,149